Accrued Expenses and Other Liabilities	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

11. Accrued Expenses and Other Liabilities

As of September 30, 2025 and 2024, accrued expenses and other liabilities, consisted of the following:

	As of September 30,
	2025	2024
Government grants	$68,008	$-
Payroll payable(1)	760,239	48,721
Professional fee	230,467	232,000
Others(2)	138,228	37,067
Total accrued expenses and other liabilities	$1,196,942	$317,788

(1)	Payroll payable included a discretionary bonus payable to directors of the Company, comprising $256,410 payable to Mr. Siu Fung Tang, $256,410 payable to Mr. Chi Chuen Lai, and $128,206 payable to Ms. Sin Yi Cheng. In addition, the balance also included accrued payroll and employee benefit plan contributions of $119,213 as of September 30, 2025.

(2)	Others primarily represented US$102,769 due to QBS Group Limited, which ceased to be a related party effective May 29, 2025. The amount was unsecured, non-interest bearing and repayable on demand. As of the date these financial statements were issued, the balance has not been settled.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024